Finance costs and fair value change in derivative instruments	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Finance costs and fair value change in derivative instruments
33.
Finance costs and fair value change in derivative instruments

Finance costs and fair value change in derivative instruments	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Interest expense#	35,667	43,066	42,051	505
Bank charges	625	869	745	9
Option premium amortisation	2,327	2,510	1,900	23
Loss on fair value changes on derivative instruments*	1,629	1,799	1,493	18
Loss on account of modification of contractual cash flows (refer Note (i) below)	—	1,277	19	0
Unwinding of discount on provisions	778	953	977	12
Unamortised ancillary borrowing cost written off	686	492	321	4
Total	41,712	50,966	47,506	570

#Includes interest on compulsorily convertible preference shares and lease liabilities of INR Nil (March 31, 2023: Nil, March 31, 2022: INR 925) and INR 690 (March 31, 2023: INR 416; March 31, 2022: INR 166), respectively.

*Includes cumulative losses that were reported in equity and have been transferred to statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.

(i)
Modification of contractual cash flows

The Ministry of Power in its Gazette Notification dated June 3, 2022, established rules providing settlement mechanism for the amounts owed by generating companies, inter-state transmission licensees and electricity trading licensees.

The Group's customers subject to this scheme shall pay the outstanding receivables due to the Group in equated monthly instalments without interest. Accordingly, the Group has recorded the modification in terms of the contract and the resultant loss primarily due to the extended interest free credit period has been recognised as a finance cost in the statement of profit or loss.

Unwinding income on these trade receivables of INR 504 (March 31, 2023: INR 441) is recognised as "Unwinding income of financial assets" under 'Finance income'. Trade receivables outstanding of INR 1,664 as at March 31, 2024 (March 31, 2023: INR 3,671) , from customers opting for EMI pursuant to LPS Rules, which are not due within the next twelve months from the end of the reporting date, are disclosed as non-current.